World Omni Auto Receivables Trust 2012-B Monthly Servicer Certificate November 30, 2012	Exhibit 99.1

Dates Covered
Collections Period	11/01/12 -11/30/12
Interest Accrual Period	11/15/12 -12/16/12
30/360 Days	30
Actual/360 Days	32
Distribution Date	12/17/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/12	681,520,911.35	38,042
Yield Supplement Overcollateralization Amount at 10/31/12	14,353,893.31	0

Receivables Balance at 10/31/12	695,874,804.66	38,042
Principal Payments	19,837,875.11	517
Defaulted Receivables	166,974.48	6
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/12	13,787,717.13	0

Pool Balance at 11/30/12	662,082,237.94	37,519

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507
Delinquent Receivables:
Past Due 31-60 days	5,338,096.98	506
Past Due 61-90 days	894,577.42	58
Past Due 91 + days	0.00	0

Total	6,232,674.40	564

Total 31+ Delinquent as % Ending Pool Balance	0.94%

Recoveries	90,994.30

Aggregate Net Losses/(Gains) - November 2012	75,980.18

Overcollateralization Target Amount	29,793,700.71
Actual Overcollateralization	19,247,634.59

Weighted Average APR	4.13%
Weighted Average APR, Yield Adjusted	5.09%
Weighted Average Remaining Term	58.00

Flow of Funds	$ Amount
Collections	22,296,191.51
Advances	21,682.83
Investment Earnings on Cash Accounts	2,116.91
Servicing Fee	(579,895.67)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	21,740,095.58

Distributions of Available Funds
(1) Class A Interest	271,821.72
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	2,207,970.50
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	19,247,634.59
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	21,740,095.58

Servicing Fee	579,895.67
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 11/15/12	664,290,208.44
Principal Paid	21,455,605.09
Note Balance @ 12/17/12	642,834,603.35

Class A-1
Note Balance @ 11/15/12	148,433,208.44
Principal Paid	21,455,605.09
Note Balance @ 12/17/12	126,977,603.35
Note Factor @ 12/17/12	75.5819068%

Class A-2
Note Balance @ 11/15/12	218,000,000.00
Principal Paid	0.00
Note Balance @ 12/17/12	218,000,000.00
Note Factor @ 12/17/12	100.0000000%

Class A-3
Note Balance @ 11/15/12	176,000,000.00
Principal Paid	0.00
Note Balance @ 12/17/12	176,000,000.00
Note Factor @ 12/17/12	100.0000000%

Class A-4
Note Balance @ 11/15/12	107,515,000.00
Principal Paid	0.00
Note Balance @ 12/17/12	107,515,000.00
Note Factor @ 12/17/12	100.0000000%

Class B
Note Balance @ 11/15/12	14,342,000.00
Principal Paid	0.00
Note Balance @ 12/17/12	14,342,000.00
Note Factor @ 12/17/12	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	284,490.49
Total Principal Paid	21,455,605.09

Total Paid	21,740,095.58

Class A-1
Coupon	0.24000%
Interest Paid	31,665.75
Principal Paid	21,455,605.09

Total Paid to A-1 Holders	21,487,270.84

Class A-2
Coupon	0.43000%
Interest Paid	78,116.67
Principal Paid	0.00

Total Paid to A-2 Holders	78,116.67

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	0.00

Total Paid to A-3 Holders	89,466.67

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00

Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00

Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4160087
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.3744030

Total Distribution Amount	31.7904117

A-1 Interest Distribution Amount	0.1884866
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	127.7119351

Total A-1 Distribution Amount	127.9004217

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.3583333

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5083334

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	102.91
Noteholders' Principal Distributable Amount	897.09

Account Balances	$ Amount
Advances
Balance as of 10/31/12	39,518.90
Balance as of 11/30/12	61,201.73
Change	21,682.83

Reserve Account
Balance as of 11/15/12	1,748,995.36
Investment Earnings	175.13
Investment Earnings Paid	(175.13)
Deposit/(Withdrawal)	—
Balance as of 12/17/12	1,748,995.36
Change	—

Required Reserve Amount	1,748,995.36